Related Party Transactions	12 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
11.	RELATED PARTY TRANSACTIONS

As of June 30, 2021, the Company temporarily borrowed $225,000 from the Company’s Chief Financial Officer for working capital use, which was short-term in nature, non-interest bearing, and payable upon demand. It was repaid on November 1, 2021.

On January 19, 2022, Shenzhen HipHopJust Information Technology Co., Ltd. transferred its all software, applets, program source code, and trademarks required to operate the JamBox system indefinitely to Shenzhen Jam Box for the amount of RMB1,000,000 (equivalent to $154,909). The software transferred included JamBox store management system, JAMYO software on Android platform mobile phones, and Hip Dance Jam software on Android platform mobile phones.

The Company had no other related party transactions for the years ended June 30, 2020, 2021, and 2022 except for loan guarantees for the Company provided by Mr. Zhuoqin Huang and his spouse (see “Note 10—Bank Loans”).